NOTES PAYABLE	12 Months Ended
Dec. 31, 2022
NOTES PAYABLE
NOTES PAYABLE

11. NOTES PAYABLE

On December 31, 2021 and 2022, Jiangsu Xiaoniu obtained credit facility of up to RMB200,000,000 from China Merchants Bank and RMB300,000,000 from Bank of China, respectively, for both bank borrowings and notes payable with tenor period of twelve months. As of December 31, 2021 and 2022, notes payable represent bank acceptance notes with non-interest bearing, issued to suppliers by the Group, which are due within twelve months.